Net Income (Loss) Per Common Share (Net Income (Loss) Per Common Share On A Basic And Diluted Basis) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Line Items]
Net (loss) income	$ 1.4		$ (10.8)		$ 21.6		$ (94.1)		$ 11.3		$ 24.2		$ 27.3		$ 23.9		$ (81.9)	$ 86.7	$ 115.2
Weighted average common shares outstanding - basic																	27,169,132	29,566,004	30,731,226
Effect of dilutive securities Equity compensation awards																	0	369,968	111,668
Weighted average common shares outstanding - diluted																	27,169,132	29,935,972	30,842,894
Net (loss) income per common share - basic	$ 0.05	[1]	$ (0.39)	[1]	$ 0.79	[1]	$ (3.42)	[1]	$ 0.40	[1]	$ 0.83	[1]	$ 0.91	[1]	$ 0.78	[1]	$ (3.02)	$ 2.93	$ 3.75
Net (loss) income per common share - diluted	$ 0.05	[1]	$ (0.39)	[1]	$ 0.78	[1]	$ (3.42)	[1]	$ 0.39	[1]	$ 0.82	[1]	$ 0.90	[1]	$ 0.77	[1]	$ (3.02)	$ 2.90	$ 3.74

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.